Plants, Property and Equipment, Net (Details) - Schedule of Plants, Property and Equipment, Stated at Cost Less Accumulated Depreciation - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Plants, property and equipment, gross	$ 66,069,229	$ 67,507,567
Construction in progress	2,582,973	2,401,354
Less: accumulated depreciation	(6,502,405)	(4,347,670)
Plants, property and equipment, net	62,149,797	65,561,251
Building [Member]
Property, Plant and Equipment [Line Items]
Plants, property and equipment, gross	28,941,015	29,618,983
Machines [Member]
Property, Plant and Equipment [Line Items]
Plants, property and equipment, gross	35,160,087	35,880,013
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Plants, property and equipment, gross	395,489	399,822
Electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Plants, property and equipment, gross	882,478	878,145
Furniture, fixtures and equipment [Member]
Property, Plant and Equipment [Line Items]
Plants, property and equipment, gross	329,409	333,183
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Plants, property and equipment, gross	$ 360,751	$ 397,421